Note 2 - Summary of Significant Accounting Policies 1 (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill, Impairment Loss	$ 0		$ 0
Finite-Lived Intangible Asset, Useful Life (Year)	7 years 8 months 12 days		7 years 7 months 6 days
Gain (Loss), Foreign Currency Transaction, before Tax	$ 300	$ 200
Cash	7,800		$ 10,800	$ 9,300
Prepaid Expense, Current	5,300		7,100
Capitalized Contract Cost, Amortization	4,200	3,000	13,400	9,500	$ 10,500
Capitalized Contract Cost, Net	47,794		48,553	38,926	31,943
Revenue from Contract with Customer, Excluding Assessed Tax	59,572	50,291	232,339	191,909	151,533
Contract with Customer, Liability	99,189		101,490	82,332	74,688
Contract with Customer, Liability, Revenue Recognized	35,000		$ 72,300
Revenue, Remaining Performance Obligation, Amount	$ 238,600
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Open Tax Year	2019		2018 2019 2020 2021
State and Local Jurisdiction [Member]
Open Tax Year	2022		2018 2019 2020 2021
Foreign Tax Authority [Member]
Open Tax Year	2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022		2012 2013 2014 2015 2016 2017 2018 2019 2020 2021
Termed License and Support [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 10,904	10,202	$ 57,214	50,970	38,949
Revenue, Remaining Performance Obligation, Amount			186,300
Termed License and Support [Member] | SaaS [Member
Revenue, Remaining Performance Obligation, Amount	186,400
Transferred at Point in Time [Member] | Termed License and Support [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 5,900	$ 6,200	$ 40,000	$ 39,700	$ 32,400
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	1 year		1 year
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	10 years		10 years